UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan U.S. Real Estate Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 96.6%

Common Stocks — 96.6%

Diversified — 1.5%
109	Vornado Realty Trust	9,380

Health Care — 7.4%
564	HCP, Inc.	19,079
620	Ventas, Inc.	27,853
		46,932

Hotels — 8.3%
721	Starwood Hotels & Resorts Worldwide, Inc.	37,307
1,186	Strategic Hotel & Resorts, Inc.	15,567
		52,874

Industrial — 9.8%
338	AMB Property Corp.	18,410
749	ProLogis	44,092
		62,502

Multifamily — 18.3%
350	AvalonBay Communities, Inc.	33,743
306	Camden Property Trust	15,371
1,108	Equity Residential	45,983
189	Essex Property Trust, Inc.	21,520
		116,617

Office — 19.2%
529	Boston Properties, Inc.	48,687
691	Corporate Office Properties Trust	23,221
707	Mack-Cali Realty Corp.	25,250
307	SL Green Realty Corp.	24,979
		122,137

Regional Malls — 17.3%
249	General Growth Properties, Inc.	9,504
357	Macerich Co. (The)	25,079
592	Simon Property Group, Inc.	54,994
396	Taubman Centers, Inc.	20,621
		110,198

Shopping Center — 8.7%
357	Federal Realty Investment Trust	27,852
799	Weingarten Realty Investors	27,507
		55,359

Storage — 6.1%
823	Extra Space Storage, Inc.	13,321
284	Public Storage	25,160
		38,481
	Total Long-Term Investments
	(Cost $537,826)	614,480

Short-Term Investment — 2.6%

Investment Company — 2.6%

16,658	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $16,658)	16,658

Total Investments — 99.2%
(Cost $554,484)	631,138

Other Assets in Excess of Liabilities — 0.8%	4,784

NET ASSETS — 100.0%	$635,922

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	113,304
Aggregate gross unrealized depreciation	(36,650)
Net unrealized appreciation	$76,654
Federal income tax cost of investments	$554,484

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

     •     Level — 1 quoted prices in active markets for identical securities
     •     Level — 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     •     Level — 3 significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
U.S. Real Estate Fund
Level 1	$631,138	$—	$—	$—
Level 2	—	—	—	—
Level 3	—	—	—	—
Total	$631,138	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 23, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

May 23, 2008